Condensed Financial Information of the Company - Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [Line Items]
Operating expenses	¥ (620,388)	¥ (590,333)	¥ (565,413)
Interest income	15,883	16,005	15,852
Other (losses)/gains	2,389	1,968	1,800
Finance costs	(210)	(235)	(455)
Profit before taxation	148,137	144,462	143,734
Taxation	(33,723)	(35,623)	(35,079)
PROFIT FOR THE YEAR	114,414	108,839	108,655
Other comprehensive income for the year	(1,778)	(261)	1,504
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	112,636	108,578	110,159
Parent [member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Dividend income	111,490	49,080	43,848
Operating expenses	(77)	(71)	(77)
Interest income	23	11	25
Other (losses)/gains	(87)	57	61
Finance costs	(2)	(3)	(3)
Profit before taxation	111,347	49,074	43,854
Taxation	(14)	(1)
PROFIT FOR THE YEAR	111,333	49,073	43,854
Other comprehensive income for the year	0	0	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 111,333	¥ 49,073	¥ 43,854